Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of preparation
A.	Basis of preparation:

The condensed consolidated financial interim statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s 2025 annual audited consolidated financial statements and footnotes, which were filed with the U.S. Securities and Exchange Commission (the “SEC”) as part of the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

The results of operations for the six months ended June 30, 2026 shown in these financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2026.

Use of Estimates
B.	Use of Estimates

The preparation of condensed consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the condensed consolidated interim financial statements and accompanying notes. The accounting and measurement estimates that require management’s subjective judgments include, but are not limited to, those related to share-based compensation, inventory write-down, and the fair value measurement of financial instrument at each reporting period. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

Inventory
C.	Inventory

The Company’s inventory consists of raw materials and finished goods.

Inventories are stated at the lower of cost or net realizable value, cost is determined using the first-in, first-out (FIFO) method and includes purchase costs and, where applicable, production costs incurred in bringing the inventory to its present location and condition.

Net realizable value represents the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and delivery costs.

Concentrations of credit risk
D.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits and marketable securities.

For cash and cash equivalents and restricted deposits, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the consolidated balance sheets exceed government-insured limits. The Company maintains its cash and cash equivalents and restricted deposits with financial institutions that management believes is of high credit quality and has not experienced any losses on these accounts.

Significant accounting policies
E.	Significant accounting policies

The accounting policies applied in these interim financial statements are the same as those applied in the Company’s annual audited consolidated financial statement for the year ended December 31, 2025 except as detailed above.